SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services	$ 254,870		$ 565,569	$ 286,575
Common stock for related party payable	0	$ 0	0	600,000
Stock for Interest	0	208,400	366,400	0
Employee Stock Plan			75,415
Stock for property acquistion	$ 17,649	$ 0	50,723	0
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services			0	0
Common stock for related party payable				0
Stock for Interest			0
Employee Stock Plan			0
Stock for property acquistion			0
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services			565,569	286,575
Common stock for related party payable				600,000
Stock for Interest			366,400
Employee Stock Plan			75,415
Stock for property acquistion			50,723
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services			0	0
Common stock for related party payable				$ 0
Stock for Interest			0
Employee Stock Plan			0
Stock for property acquistion			$ 0